Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-41986
Entity Registrant Name	AUSTRALIAN OILSEEDS HOLDINGS LIMITED
Entity Central Index Key	0001959994
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	126 – 142 Cowcumbla Street, Cootamundra
Entity Address, Address Line Two	Site 2: 52 Fuller Drive Cootamundra
Entity Address, City or Town	PO Box 263 Cootamundra
Entity Address, Country	AU
Entity Address, Postal Zip Code	2590
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	48,868,604
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Ordinary Shares, par value $.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $.0001 per share
Trading Symbol	COOT
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half of one Ordinary Share at an exercise price of $11.50 per whole share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one-half of one Ordinary Share at an exercise price of $11.50 per whole share
Trading Symbol	COOTW
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Gary Seaton
Entity Address, Address Line One	126 – 142 Cowcumbla Street, Cootamundra
Entity Address, Address Line Two	Site 2: 52 Fuller Drive Cootamundra
Entity Address, City or Town	PO Box 263 Cootamundra
Entity Address, Country	AU
Entity Address, Postal Zip Code	2590
City Area Code	+02
Local Phone Number	6942 4347